Loans (Impaired Loans With Associated Allowance Amount) (Tables) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Financing Receivable, Impaired [Line Items]
Impaired Financing Receivable, with No Related Allowance, Unpaid Principal Balance	$ 14,416	$ 17,882
Impaired Financing Receivable, with Related Allowance, Unpaid Principal Balance	10,792	20,917
Impaired Financing Receivable, Unpaid Principal Balance	25,208	38,799
Impaired Financing Receivable, with No Related Allowance, Recorded Investment	13,206	14,806
Impaired Financing Receivable, with Related Allowance, Recorded Investment	10,160	18,154
Impaired Financing Receivable, Recorded Investment	23,366	32,960
Impaired Financing Receivable, Related Allowance	2,001	4,449
SBA held to maturity [Member]
Financing Receivable, Impaired [Line Items]
Impaired Financing Receivable, with No Related Allowance, Unpaid Principal Balance	1,352	2,039
Impaired Financing Receivable, with Related Allowance, Unpaid Principal Balance	3,355	5,942
Impaired Financing Receivable, Unpaid Principal Balance	4,707	7,981
Financing Receivable, Allowance for Credit Losses, Individually Evaluated for Impairment	1,159	1,694
Financing Receivable, Allowance for Credit Losses, Collectively Evaluated for Impairment	2,219	2,394
Impaired Financing Receivable, with No Related Allowance, Recorded Investment	866	1,553
Impaired Financing Receivable, with Related Allowance, Recorded Investment	2,846	4,763
Impaired Financing Receivable, Recorded Investment	3,712	6,316
Impaired Financing Receivable, Related Allowance	1,159	1,694
SBA 504 loans [Member]
Financing Receivable, Impaired [Line Items]
Impaired Financing Receivable, with No Related Allowance, Unpaid Principal Balance	5,812	7,847
Impaired Financing Receivable, with Related Allowance, Unpaid Principal Balance	1,297	1,327
Impaired Financing Receivable, Unpaid Principal Balance	7,109	9,174
Financing Receivable, Allowance for Credit Losses, Individually Evaluated for Impairment	217	1
Financing Receivable, Allowance for Credit Losses, Collectively Evaluated for Impairment	1,095	1,422
Impaired Financing Receivable, with No Related Allowance, Recorded Investment	5,555	5,331
Impaired Financing Receivable, with Related Allowance, Recorded Investment	1,297	1,127
Impaired Financing Receivable, Recorded Investment	6,852	6,458
Impaired Financing Receivable, Related Allowance	217	1
Commercial other [Member]
Financing Receivable, Impaired [Line Items]
Impaired Financing Receivable, with No Related Allowance, Unpaid Principal Balance	2,032	1,725
Impaired Financing Receivable, with Related Allowance, Unpaid Principal Balance	126	125
Impaired Financing Receivable, Unpaid Principal Balance	2,158	1,850
Impaired Financing Receivable, with No Related Allowance, Recorded Investment	2,033	1,725
Impaired Financing Receivable, with Related Allowance, Recorded Investment	38	75
Impaired Financing Receivable, Recorded Investment	2,071	1,800
Impaired Financing Receivable, Related Allowance	38	75
Commercial real estate [Member]
Financing Receivable, Impaired [Line Items]
Impaired Financing Receivable, with No Related Allowance, Unpaid Principal Balance	5,220	6,271
Impaired Financing Receivable, with Related Allowance, Unpaid Principal Balance	6,014	12,139
Impaired Financing Receivable, Unpaid Principal Balance	11,234	18,410
Impaired Financing Receivable, with No Related Allowance, Recorded Investment	4,752	6,197
Impaired Financing Receivable, with Related Allowance, Recorded Investment	5,979	11,589
Impaired Financing Receivable, Recorded Investment	10,731	17,786
Impaired Financing Receivable, Related Allowance	587	2,530
Commercial real estate construction [Member]
Financing Receivable, Impaired [Line Items]
Impaired Financing Receivable, with Related Allowance, Unpaid Principal Balance		1,384
Impaired Financing Receivable, Unpaid Principal Balance		1,384
Impaired Financing Receivable, with Related Allowance, Recorded Investment		600
Impaired Financing Receivable, Recorded Investment		600
Impaired Financing Receivable, Related Allowance		149
Total Commercial Loans [Member]
Financing Receivable, Impaired [Line Items]
Impaired Financing Receivable, with No Related Allowance, Unpaid Principal Balance	7,252	7,996
Impaired Financing Receivable, with Related Allowance, Unpaid Principal Balance	6,140	13,648
Impaired Financing Receivable, Unpaid Principal Balance	13,392	21,644
Financing Receivable, Allowance for Credit Losses, Individually Evaluated for Impairment	625	2,754
Financing Receivable, Allowance for Credit Losses, Collectively Evaluated for Impairment	6,466	5,375
Impaired Financing Receivable, with No Related Allowance, Recorded Investment	6,785	7,922
Impaired Financing Receivable, with Related Allowance, Recorded Investment	6,017	12,264
Impaired Financing Receivable, Recorded Investment	12,802	20,186
Impaired Financing Receivable, Related Allowance	625	2,754
Total residential mortgage loans [Member]
Financing Receivable, Impaired [Line Items]
Financing Receivable, Allowance for Credit Losses, Collectively Evaluated for Impairment	1,769	1,703
Total consumer [Member]
Financing Receivable, Impaired [Line Items]
Financing Receivable, Allowance for Credit Losses, Collectively Evaluated for Impairment	524	536
Loans Held for Investment [Member]
Financing Receivable, Impaired [Line Items]
Financing Receivable, Allowance for Credit Losses, Individually Evaluated for Impairment	2,001	4,449
Financing Receivable, Allowance for Credit Losses, Collectively Evaluated for Impairment	$ 12,757	$ 11,899